Investee Companies and Other Investments	6 Months Ended
Jun. 30, 2019
Disclosure of associates [abstract]
Investee Companies and other investments
Note 7 - Investee Companies and Other Investments

Information about investee companies and other investments

A.          U. Dori Energy Infrastructures Ltd. (“Dori Energy”)-

The Company, through its wholly owned subsidiary, Ellomay Clean Energy Ltd. (“Ellomay Energy”), entered into an Investment Agreement (the “Dori Investment Agreement”) with Amos Luzon Entrepreneurship and Energy Group Ltd. (formerly - Dori Group Ltd.) (the “Luzon Group”), and Dori Energy, with respect to an investment in Dori Energy. Dori Energy holds 18.75% of the share capital of Dorad, which owns an approximate 850 MWp bi-fuel operated power plant in the vicinity of Ashkelon, Israel (the “Dorad Power Plant”). Dorad holds production and supply licenses, both expiring in May 2034 and commenced commercial operation in May 2014.

Dorad provided guarantees in favor of the Israeli Electricity Authority, the Israeli Electric Company and the Israel Natural Gas Lines Ltd. These guarantees were provided through Dorad’s shareholders at their proportionate holdings, as required by the financing agreements executed by Dorad. Total performance guarantees provided by Dorad amounted to approximately NIS 172,000 thousand (approximately €40,400 thousand). The Company's indirect share of guarantees that Dorad provided through its shareholders is approximately NIS 16,000 thousand (approximately €3,800 thousand).

On February 14, 2018, Standard & Poor's Maalot announced that it had upgraded its rating of Dorad's senior debt. As a result of the increase in the rating and in accordance with Dorad's financing agreements with its financing corporations, the annual interest rate of Dorad's loans was reduced by 0.4% as from July 13, 2018.

Petition to Approve a Derivative Claim filed by Dori Energy and Hemi Raphael

As more fully described in Note 6 to the annual financial statements, Dori Energy and Dori Energy’s representative on Dorad’s board of directors previously filed a petition (the “Petition”), for approval of a derivative action on behalf of Dorad with the Economic Department of the Tel Aviv-Jaffa District Court. The Petition was filed against Zorlu Enerji Elektrik Uretim A.S, which holds 25% of Dorad (“Zorlu”), Zorlu’s current and past representatives on Dorad’s board of directors and Wood Group Gas Turbines Services Ltd. (“Wood Group”) and several of its affiliates, all together, the Defendants. The petition requested, inter alia, that the court instruct the Defendants to disclose and provide to Dorad documents and information relating to the contractual relationship between Zorlu and Wood Group, which included the transfer of funds from Wood Group to Zorlu in connection with the EPC agreement of the Dorad Power Plant. The statement of claim filed by Dori Energy and Mr. Hemi Raphael on behalf of Dorad against Zorlu, Mr. Edelsburg, Edelcom and Edeltech Holdings 2006 Ltd. on February 23, 2017 in the arbitration proceeding (as detained below) included their claims included in the Petition, as amended, and a requirement that the arbitrator to obligate the defendants, jointly and severally, to pay an amount of $183,367,953 plus interest and linkage to Dorad. In April 2017, the Defendants filed their statements of defense.

Within the said statements of defense, Zorlu attached a third party notice against Dorad, Dori Energy and the Luzon Group, in the framework of which it repeated the claims on which its defense statement was based and claimed that if the plaintiffs' claim against Zorlu was accepted and it is required to pay Dorad, it would consist a breach of the agreement between the shareholders of Dorad and in such case Zorlu will be entitled to be compensated by Dorad, Dori Energy and the Luzon Group in the amount of approximately NIS 906.4 million (approximately €223.2 million). Similarly, also within its statement of defense, Edelcom filed a third party notice against Dori Energy claiming for compensation.

Petition to Approve a Derivative Claim filed by Dori Energy and Hemi Raphael

In October 2017, Eilat Ashkelon Infrastructure Services Ltd. (“EAIS”), which holds 37.5% of Dorad’s shares, filed a statement of claim in this arbitration proceeding. In its statement of claim, EAIS joins Dori Energy’s and Mr. Raphael’s request as set forth in the claim and raises claims that are similar to the claims raised by Dori Energy and Mr. Raphael in the claim. In November 2017, Dori Energy and Mr. Raphael filed their responses to the defendants’ statements of defense and in December 2017, Dori Energy, Mr. Raphael and EAIS filed their statements of defense to the third party notices submitted by the defendants. In December 2017, Zorlu filed a request in connection with the Dori Energy statement of claim to the extent it is directed at board members serving on behalf of Zorlu and in January 2018 the arbitrator provided its ruling that the legal validity of the actions or inactions of board members of Dorad will be attributed to the entities that are shareholders of Dorad on whose behalf the relevant board member acted and the legal determinations, if any, will be directed only towards the shareholders of Dorad. During January 2018, Mr. Edelsburg, Edelcom and Zorlu filed their statement of defense in connection with the claim filed by EAIS and also filed third party notices against EAIS, Dori Energy and the Luzon Group claiming that EAIS and the Luzon Group enriched themselves at Dorad’s account without providing disclosure to the other shareholders and requesting that, should the position of Dori Energy and EAIS be accepted in the main proceeding, the arbitrator, among other things, obligate EAIS to refund to Doard all of the rent paid to date and determine that Dorad is not required to pay any rent in the future or determine that the rent fees be reduced to their market value and refund Dorad the excess amounts paid by it to EAIS, to determine that the board members that represent EAIS and Dori Energy breached their fiduciary duties towards Dorad and obligate EAIS and Dori Energy to pay the amount of $140 million, plus interest in the amount of $43 million, which is the amount Zorlu received for the sale of its rights under the Dorad EPC agreement, and to rule that in connection with the engineering and construction works performed by the Luzon Group, the Luzon Group and Dori Energy are required to refund to Dorad or compensate the defendants in an amount of $24 million, plus interest and linkage and, alternatively, to determine that Mr. Edelsburg, Edelcom and Zorlu are entitled to indemnification from the third parties for the entire amount they will be required to pay. In March 2018, Zorlu and Edelcom submitted requests to remove the arbitrator from her position. In April 2018 the other parties to the arbitration filed their responses (objections) to the said requests and responses were also submitted thereafter by Zorlu and Edelcom. In June 2018, the arbitrator rejected the requests for her removal from office. In July 2018, an arbitration meeting was held, in which the parties agreed to postpone the dates set for the arbitration process, and among other things, the dates for evidentiary hearings were set for March and April 2019. In addition, in July 2018, Edelcom and Zorlu submitted opening motions to the Tel Aviv District Court for the removal of the arbitrator from her position. In October 2018 a hearing was held in the Tel Aviv District Court and the court ruled to reject the opening motions and ordered that the parties should resume the arbitration proceedings. In November 2018, Edelcom and Zorlu submitted requests to the Israeli Supreme Court for permission to file an appeal on the Tel Aviv District Court’s ruling. The requests in connection with the removal of the arbitrator from her position also relate to the other proceedings held before the arbitrator as set forth below. In November 2018, Zorlu submitted an agreed-upon request for approval of a procedural arrangement in connection with meeting dates and discovery process. In January 2019, Dori Energy, EAIS and Dori Energy’s representative on the Dorad board of directors filed their response to the request for permission to file an appeal submitted by Edelcom and Zorlu to the Israeli Supreme Court. On January 30, 2019, the arbitrator ruled to cancel the evidentiary hearings scheduled for March and April 2019 and determined that the parties are to immediately schedule new hearing dates. Following requests submitted by Zorlu and the Edelsburg Group in connection with discovery on behalf of Dori Energy and EAIS, on January 23, 2019 the parties filed a notice of an agreed-upon process in the matter pursuant to which Dori Energy and EAIS will submit updated discovery on January 24, 2019. In February 2019, the Edelsburg Group submitted a request to delete sections of EAIS response and EAIS and Dori Energy submitted a request to remove redactions from discovery. On February 12, 2019, the Israeli Supreme Court ruled by a majority ruling that the appeal submitted should be accepted by removing the arbitrator from her position and determined that the respondents in the proceedings will pay expenses to Zorlu in the amount of NIS 10,000. In May 2019, a new arbitrator was appointed and dates were set for the discovery process. The evidentiary hearings are scheduled during March-June 2020.

The Company estimates (after consulting with legal counsel), that at this early stage it is not yet possible to assess the outcome of the proceeding.

Petition to Approve a Derivative Claim filed by Edelcom

As more fully described in Note 6 to the annual financial statements, Edelcom filed a petition for approval of a derivative action on behalf of Dorad (the “Edelcom Petition”) against Ellomay Energy, the Luzon Group, Dori Energy and Dorad. The Edelcom Petition refers to an entrepreneurship agreement that was signed on November 25, 2010 between Dorad and the Luzon Group, pursuant to which the Luzon Group received payment in the amount of approximately NIS 49.4 million (approximately $12.7 million) in consideration for management and entrepreneurship services. The Edelcom Petition claims that Dori Group breached its commitment with respect to its ownership percentage in Dorad included in the entrepreneurship agreement and requests that a derivative action be approved to recover an amount of NIS 49.4 million, plus linkage and interest, from the defendants. As noted above, on December 27, 2016, an arbitration agreement was executed pursuant to which this proceeding, as well as the proceeding mentioned above and below will be arbitrated before Judge (retired) Hila Gerstel and the proceeding before the court was deleted. On February 23, 2017, Edelcom submitted the petition to approve the derivative claim to the arbitrator. On April 30, 2017, Ellomay Energy filed its response to the petition and on May 1, 2017 the Luzon Group filed its response to the petition. The Company estimates (after consulting with legal counsel), that at this early stage it is not yet possible to assess the outcome of the proceeding. For more information concerning the arbitration process, see under “Petition to Approve a Derivative Claim filed by Dori Energy and Hemi Raphael” above.

Statement of Claim filed by Edelcom

As more fully described in Note 6 to the annual financial statements, Edelcom filed a statement of claim (the “Edelcom Claim”), with the Tel Aviv District Court against Dori Energy, Ellomay Energy, the Luzon Group, Dorad and the other shareholders of Dorad. In the Edelcom Claim, Edelcom contends that a certain section of the shareholders agreement among Dorad’s shareholders (the “Dorad SHA”), contains several mistakes and does not correctly reflect the agreement of the parties. Edelcom claims that these purported mistakes were used in bad faith by the Luzon Group, Ellomay Energy and Dori Energy during 2010 in connection with the issuance of Dori Energy’s shares to Ellomay Energy and that, in effect, such issuance was allegedly in breach of the restriction placed on Dorad’s shares and the right of first refusal granted to Dorad’s shareholders in the Dorad SHA.

As noted above, on December 27, 2016, an arbitration agreement was executed pursuant to which this proceeding, as well as the two proceeding mentioned above, will be arbitrated before Judge (retired) Hila Gerstel and the proceeding before the court was deleted. On February 23, 2017, Edelcom submitted the statement of claim to the arbitrator. On July 31, 2019, Edelcom (together with Edeltech and Mr. Edelsburg) submitted a notice of withdrawal of the statement of claim. On August 11, 2019, Dori Energy submitted its response to the notice requesting that the claim be rejected and expenses and legal fees will be determined for the benefit of Dori Energy. In light of the notice of withdrawal, the Company estimates (after consultation with its legal counsel) that the claim will be deleted or rejected.

Opening Motion filed by Zorlu

On April 8, 2019, Zorlu filed an opening motion with the District Court in Tel Aviv against Dorad and the directors serving on Dorad's board on behalf of Dori Energy and EAIS. In the opening motion, Zorlu asks the court to instruct Dorad to convene a shareholders meeting and to include a discussion and a vote on the planning and construction of an additional power plant adjacent to the existing power plant (the "Dorad 2 Project") on the agenda of this meeting. Zorlu claims that while the articles of association of Dorad provides that the planning and construction of an additional power plant requires a unanimous consent of the Dorad shareholders, and while Zorlu and Edelcom Ltd. ("Edelcom"), which holds 18.75% of Dorad, are opposed to this project, including due to the current disagreements among Dorad's shareholders, Dorad continued taking actions to advance the project, which include spending substantial amounts our of Dorad's funds. Zorlu further claims that the representatives of Dori Energy and EAIS on the Dorad board have acted to prevent the convening of a shareholders meeting as requested by Zorlu. On April 16, 2019, Edelcom submitted a request to join the opening motion as an additional respondent as Edelcom claims that it is another shareholder in Dorad that opposes the advancement of the project at this stage. In addition, Edelcom joined Dori Energy and EAIS as additional respondents to its request, claiming that these entities are required to be part of the proceeding in order to reach a complete and efficient resolution. All parties agreed to the joining of Edelcom, Dori Energy and EAIS to the proceeding. On June 15, 2019 Edelcom filed its response to the petition, requesting that the court accept the petition. On August 13, 2019 Dorad, EAIC and the Dorad board members submitted their responses and requested that the petition be dismissed. The petition is scheduled for hearings during December 2019. The Company estimates (after consulting with legal counsel), that at this early stage it is not yet possible to assess the outcome of the proceeding. To the Company’s knowledge, the Dorad 2 Project is currently under internal examination by Dorad and there can be no assurance as to if, when and under what terms it will be advanced or promoted by Dorad.

B.          Talasol Solar S.L.U (“Talasol”) -

In April 2019, the Company, through its wholly-owned subsidiary, Ellomay Luxembourg Holdings, S.à.r.l. sold 49% of the outstanding shares of Talasol to GSE 3 UK Limited and Fond-ICO Infraestructuras II, FICC (24.5%, respectively) (together, the “Partners”) pursuant to a Credit Facilities Assignment and Sale and Purchase of Shares Agreement (the “SPA”). The SPA provides that Ellomay Luxembourg will assign to the Partners, in equal parts, 49% of its rights and obligations under the agreements executed in connection with the project finance obtained for the Talasol Project. The SPA provides that the legal risks will be transferred to the Partners on the closing date and the economic yields and results of operations of Talasol’s business will be transferred to the Partners as from December 31, 2018. The aggregate purchase price represents 49% of the amounts withdrawn and interests accrued from and by Talasol under its shareholder development costs credit facility in connection with the Talasol Project’s financing as of the closing date of the SPA (approximately EUR 4.9 million) plus a payment for 49% of Talasol’s shares (approximately EUR 4.9 million) equal to an aggregate amount of approximately €16.1 million. Of such aggregate purchase price, the payment of €1.4 million was deferred until the achievement of a preliminary acceptance certificate under the engineering, procurement and construction (“EPC”) agreement of the Talasol Project. Ellomay Luxembourg and the Partners also entered into a Partners’ Agreement (the “PA”) setting forth the relationship between the prospective shareholders of Talasol, the governance and management of Talasol, the funding and financing of Talasol and the mechanism for future transfers of Talasol’s shares.

As these changes in the Company’s ownership interest in Talasol did not result in loss of control, they were accounted for as equity transactions and the Company therefore recognized in Equity an amount of approximately EUR 6.3 million, less associated expenses in the amount of approximately EUR 0.7 million.

In addition, following consummation of the transactions contemplated by the SPA in April 2019, the Partners also provided shareholder loans to finance the construction costs of the Talasol Project in the aggregate amount of approximately EUR 37.7 million and an additional aggregate amount of EUR 2.8 million as contingent equity intended to cover unexpected CAPEX should they occur.